Reconciliation of operating profit/(loss) to headline operating profit - Summary of Reconciliation of Operating Profit to Headline Operating Profit (Detail) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Operating profit/(loss)		£ 483.6	£ (2,750.6)	[1]
Goodwill impairment			2,812.9	[1]
Losses/(gains) on disposal of investments and subsidiaries		1.0	(16.0)	[1]
Investment and other write-downs			225.7	[1]
Litigation settlement		21.7		[1]
Restructuring costs in relation to Covid-19		19.7	39.3	[1]
Headline operating profit	[2]	590.4	382.3	[3]
Continuing Operation [Member]
Statement [Line Items]
Operating profit/(loss)		483.6	(2,750.6)	[1]
Amortisation and impairment of acquired intangible assets		30.1	53.1	[1]
Goodwill impairment	[1]		2,812.9
Losses/(gains) on disposal of investments and subsidiaries		1.0	(16.0)	[1]
Investment and other write-downs	[1]		225.7
Litigation settlement		21.7
Restructuring and transformation costs		34.3	17.9	[1]
Restructuring costs in relation to Covid-19		19.7
Headline operating profit		£ 590.4	£ 382.3	[1]

[1]	Figures have been restated as described in the accounting policies.
[2]	A reconciliation from operating profit/(loss) to headline operating profit is provided in note 20.
[3]	During 2020, the Group announced the intention to combine Grey and AKQA into AKQA Group, and to bring Geometry and GTB into VMLY&R, and International Healthcare into VMLY&R and Ogilvy. As a result AKQA, Geometry, GTB and International Healthcare are now reported within Global Integrated Agencies, having previously been reported within Specialist Agencies. Prior year figure have been re-presented to reflect these changes.